CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 27,947	$ 261,436	$ 163,563
Accounts receivable	6,706	5,555
Inventory	371
Prepaid expenses and other current assets	10,329	21,637	14,552
Prepaid expenses and other current assets - related party	700	700
TOTAL CURRENT ASSETS	46,053	289,328	178,115
Property and equipment, net	1,333	1,674	1,999
TOTAL ASSETS	47,386	291,002	180,114
CURRENT LIABILITIES:
Accounts payable and accrued expenses	495,091	298,578	139,637
Accounts payable and accrued expenses - related party	8,737	9,263	31,900
Notes payable	70,000	50,000
Convertible notes payable, net	565,781	499,232
Finance lease - short term	4,595	6,377	5,454
Loans payable - related party	322,967	323,084	50,000
TOTAL CURRENT LIABILITIES:	1,467,171	1,186,534	226,991
Finance lease, net of current portion			7,095
TOTAL LIABILITIES	1,467,171	1,186,534	234,086
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding as of March 31, 2020 and December 31, 2019, respectively
Common stock, $0.001 par value; 200,000,000 shares authorized, 19,383,794 and 19,380,460 shares issued and outstanding as of March 31, 2020 and December 31, 2019, respectively	19,384	19,381	19,206
Additional paid in capital	2,772,711	2,756,798	2,595,034
Accumulated deficit	(4,211,193)	(3,672,077)	(2,668,212)
Accumulated other comprehensive income	(687)	366
TOTAL STOCKHOLDERS' DEFICIT	(1,419,785)	(895,532)	(53,972)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 47,386	$ 291,002	$ 180,114